Convertible Debentures (Tables) - DevvStream Corp [Member]	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
Convertible debentures [Abstract]
Schedule of Convertible Debentures

A continuity of the Company’s convertible debentures is as follows:

Balance as at July 31, 2024	$881,544
Issued	13,686,133
Fair value of embedded derivative	(138,250)
Issuance discount	(800,000)
Transaction costs	(85,000)
Repayment	(448,151)
Accretion	346,424
Interest	305,591
Accrued interest transferred to accrued liabilities	(21,129)
Extinguishment	(3,982,650)
Assumed on RTO	3,345,000
Balance as at July 31, 2025	$13,089,512
Issuance	250,000
Repayment	(2,191,635)
Accretion	664,262
Interest	751,261
Conversion	(3,272,313)
Extinguishment	(4,241,792)
Balance as at April 30, 2026	$5,049,295

A continuity of the Company’s convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	920,000
Fair value of embedded derivative	(73,550)
Transaction costs	(36,484)
Accretion	52,552
Interest	19,026
Balance as at July 31, 2024	$881,544
Issued	13,686,133
Fair value of embedded derivative	(138,250)
Issuance discount	(800,000)
Transaction costs	(85,000)
Repayment	(448,151)
Accretion	346,424
Interest	305,591
Accrued interest transferred to accrued liabilities	(21,129)
Extinguishment	(3,982,650)
Assumed on RTO	3,345,000
Balance as at July 31, 2025	$13,089,512

Schedule of Convertible Debentures

Breakdown of the Company’s convertible debentures is as follows:

	April 30, 2026	July 31, 2025
Convertible debentures, short-term, related party	$388,901	$375,027
Convertible debentures, long-term, related party	—	3,914,146
Convertible debentures, short-term	4,660,394	—
Convertible debentures, long-term	—	8,800,339
	$5,049,295	$13,089,512

Schedule of Embedded Derivative Liabilities

Below is a continuity of the embedded derivative liabilities:

Balance as at July 31, 2024	$919,250
Derivative liability component	138,250
Change in fair value of derivative liabilities	(719,000)
Transferred to equity	(266,000)
Balance as at July 31, 2025	$72,500
Change in fair value of derivative liabilities	1,500
Transferred to equity	(74,000)
Balance as at April 30, 2026	$—

Below is a continuity of the embedded derivative liabilities:

Balance as at August 1, 2023	$—
Derivative liability component	73,550
Change in fair value of derivative liabilities	845,700
Balance as at July 31, 2024	$919,250
Derivative liability component	138,250
Change in fair value of derivative liabilities	(719,000)
Transferred to equity	(266,000)
Balance as at July 31, 2025	$72,500

Schedule of Key Inputs Derivative Liabilities

The key inputs used in the Monte Carlo model for the derivative liabilities were as follows:

	At initial measurement (for the year ended July 31, 2025)	As at July 31, 2025	As at March 10, 2026 (extinguishment date)
Probability of De-SPAC Transaction closing	90% – 99%	N/A	N/A
Risk-free interest rate	0.61% – 4.25%	2.75%	2.43%
Expected term (years)	0.01 – 2.00	1.63	1.02
Expected annual volatility for the Company	92.5% – 150%	150%	150%
Expected annual volatility for Focus Impact	2.5% – 100%	N/A	N/A
Common conversion ratio	0.063 – 0.1462	N/A	N/A
Foreign exchange rate	0.718 – 0.734	N/A	N/A

The key inputs used in the Monte Carlo model for the derivative liabilities were as follows:

	At initial measurement (for the year ended July 31, 2024)	As at July 31, 2024	At initial measurement (for the year ended July 31, 2025)	As at July 31, 2025
Probability of De-SPAC Transaction closing	90%	90%	90% – 99%	N/A
Risk-free interest rate	4.60% – 4.87%	4.27% – 4.38%	0.61% – 4.25%	2.75%
Expected term (years)	0.35 – 0.82	0.26 – 0.54	0.01 – 2.00	1.63
Expected annual volatility for the Company	90% – 145%	85% – 112%	92.5% – 150%	150%
Expected annual volatility for Focus Impact	2.5% – 5%	2.5%	2.5% – 100%	N/A
Common conversion ratio	0.083 – 0.155	0.083	0.063 – 0.1462	N/A
Foreign exchange rate	0.727 – 0.747	0.7242	0.718 – 0.734	N/A

Convertible Debt [Member]
Convertible debentures [Abstract]
Schedule of Breakdown of Convertible Debentures

Breakdown of the Company’s convertible debentures is as follows:

	July 31, 2025	July 31, 2024
Convertible debentures, short-term, related party	$375,027	$881,544
Convertible debentures, long-term, related party	3,914,146	—
Convertible debentures, long-term	8,800,339	—
	$13,089,512	$881,544